Public Offering (Details) - $ / shares	2 Months Ended
	Feb. 14, 2020	Jun. 30, 2020	Dec. 31, 2019
Numbre of public offeing shares	17,500,000
Public offering price per share	$ 10.00
Aggregate of sponsor purchased share	650,000
Over-allotment option to underwritters	728,750
Private placement unit per share	$ 10.00
Expecting to pay underwriting commissions	2.00%
Stock option to purchse pro rata basis	2,625,000
Business combination marketing agreement, description	The Company will pay B. Riley Securities, Inc. for such services upon the consummation of the Initial Business Combination a cash fee in an amount equal to 3.5% of the gross proceeds of the Proposed Offering (exclusive of any applicable finders’ fees which might become payable) ($6,125,000 or up to $7,043,750 if the underwriters’ over-allotment option is exercised in full). Pursuant to the terms of the business combination marketing agreement, no fee will be due if the Company does not complete an Initial Business Combination.
Class A Common Stock
Commonn stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Price per share	$ 11.50